Note 16 - Business Segment Information (Tables)	12 Months Ended
Dec. 31, 2021
Notes Tables
Schedule of Segment Reporting Information, by Segment [Table Text Block]
	Year Ended December 31,
	2021	2020
Net operating revenues from:
Waste management services:
External customer revenues	$42,710	$40,371
Intersegment revenues	-	-
Total waste management services	42,710	40,371

Golf and related operations:
External customer revenues	27,673	18,349
Intersegment revenues	47	41
Total golf and related operations	27,720	18,390

Segment operating revenues	70,430	58,761
Intersegment eliminations	(47)	(41)
Total net operating revenues	$70,383	$58,720

Income (loss) before income taxes:
Waste management services	$3,505	$4,588
Golf and related operations	2,775	(190)
Segment income before taxes	6,280	4,398
Corporate interest expense	(1,117)	(1,170)
Corporate gain on debt extinguishment	502	-
Corporate other income, net	15	16
General corporate expenses	(3,944)	(3,192)
Income before income taxes	$1,736	$52

Depreciation and amortization expense:
Waste management services	$104	$89
Golf and related operations	2,838	2,671
Corporate	170	149
Total depreciation and amortization expense	$3,112	$2,909

Interest expense:
Waste management services	$3	$6
Golf and related operations	38	34
Corporate	1,117	1,170
Total interest expense	$1,158	$1,210

Gain on debt extinguishment:
Waste management services	$-	$553
Golf and related operations	1,462	248
Corporate	502	-
Total gain on debt extinguishment	$1,964	$801
	Year Ended December 31,
	2021	2020
Capital expenditures:
Waste management services	$165	$99
Golf and related operations	4,058	4,870
Corporate	576	118
Total capital expenditures	$4,799	$5,087
	December 31,
	2021	2020
Total assets:
Waste management services	$34,203	$31,875
Golf and related operations	59,700	57,863
Corporate	55,027	59,425
Subtotal	148,930	149,163
Elimination of intersegment receivables	(70,893)	(71,213)
Total assets	$78,037	$77,950